EATON VANCE MUTUAL FUNDS TRUST The Eaton Vance Building 255 State Street Boston, MA 02109

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 2-90946) certifies (a) that the forms of prospectus and statement of additional information supplements dated March 22, 2006 and the forms of prospectus and statement of additional information dated November 1, 2005, as revised December 22, 2005 used with respect to Eaton Vance Dividend Income Fund, do not differ materially from those contained in Post-Effective Amendment No. 114 ("Amendment No. 114") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 114 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-06-000309) on March 22, 2006.

EATON VANCE MUTUAL FUNDS TRUST

By: /s/ Alan R. Dynner
Alan R. Dynner, Secretary

Date: April 5, 2006